License Revenue - Related Party - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2021
Related Party Transaction [Line Items]
License revenue—related party	$ 924	$ 1,173		$ 2,369	$ 5,242	$ 6,417	$ 1,476
Unbilled receivable from related party	519			519		938	1,007
Deferred revenue current	100			100		100	0
Deferred revenue noncurrent	745			745		791	0
Zenas BioPharma Limited [Member]
Related Party Transaction [Line Items]
Reimbursement of development costs			$ 1,100
License revenue—related party	900	$ 1,200		2,400	$ 5,200	6,400	1,500
Related party receivable	200			200		4,700	500
Unbilled receivable from related party	500			500		900	$ 1,000
Deferred revenue current	100			100		100
Deferred revenue noncurrent	$ 700			700		800
Zenas BioPharma Limited [Member] | Milestone [Member]
Related Party Transaction [Line Items]
Development milestones			11,000
Zenas BioPharma Limited [Member] | Royalty [Member]
Related Party Transaction [Line Items]
License revenue—related party				$ 0		$ 0
Zenas BioPharma Limited [Member] | Upfront Payment [Member]
Related Party Transaction [Line Items]
Upfront payments			$ 1,000					$ 1,000